RISK MANAGEMENT - Maximum exposure to credit risk - Financial instruments subject to impairment (Details) - Financial instruments subject to impairment - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Loss Allowance	$ (15,761,546)	$ (16,100,248)
Total	316,878,861	250,844,881
Stage One
RISK MANAGEMENT
Loss Allowance	(3,017,368)	(2,559,243)
Total	295,257,858	228,003,219
Stage Two
RISK MANAGEMENT
Loss Allowance	(3,227,440)	(3,383,312)
Total	16,313,037	16,632,980
Stage Three
RISK MANAGEMENT
Loss Allowance	(9,516,738)	(10,157,693)
Total	5,307,966	6,208,682
Loans and Advances
RISK MANAGEMENT
Maximum exposure	269,923,739	220,323,483
Loans and Advances | Stage One
RISK MANAGEMENT
Maximum exposure	236,770,056	185,100,233
Loans and Advances | Stage Two
RISK MANAGEMENT
Maximum exposure	18,656,439	19,299,753
Loans and Advances | Stage Three
RISK MANAGEMENT
Maximum exposure	14,497,244	15,923,497
Commercial
RISK MANAGEMENT
Maximum exposure	143,537,853	114,911,843
Commercial | Stage One
RISK MANAGEMENT
Maximum exposure	126,530,862	97,000,580
Commercial | Stage Two
RISK MANAGEMENT
Maximum exposure	8,062,435	8,335,781
Commercial | Stage Three
RISK MANAGEMENT
Maximum exposure	8,944,556	9,575,482
Consumer
RISK MANAGEMENT
Maximum exposure	59,588,721	48,363,040
Consumer | Stage One
RISK MANAGEMENT
Maximum exposure	51,510,943	41,773,555
Consumer | Stage Two
RISK MANAGEMENT
Maximum exposure	5,288,921	3,927,387
Consumer | Stage Three
RISK MANAGEMENT
Maximum exposure	2,788,857	2,662,098
Mortgages
RISK MANAGEMENT
Maximum exposure	37,371,373	30,646,787
Mortgages | Stage One
RISK MANAGEMENT
Maximum exposure	34,067,734	25,447,635
Mortgages | Stage Two
RISK MANAGEMENT
Maximum exposure	1,997,270	3,654,710
Mortgages | Stage Three
RISK MANAGEMENT
Maximum exposure	1,306,369	1,544,442
Small Business Loans
RISK MANAGEMENT
Maximum exposure	1,328,076	1,282,185
Small Business Loans | Stage One
RISK MANAGEMENT
Maximum exposure	1,093,973	950,991
Small Business Loans | Stage Two
RISK MANAGEMENT
Maximum exposure	135,528	183,693
Small Business Loans | Stage Three
RISK MANAGEMENT
Maximum exposure	98,575	147,501
Financial Leasing
RISK MANAGEMENT
Maximum exposure	28,097,716	25,119,628
Financial Leasing | Stage One
RISK MANAGEMENT
Maximum exposure	23,566,544	19,927,472
Financial Leasing | Stage Two
RISK MANAGEMENT
Maximum exposure	3,172,285	3,198,182
Financial Leasing | Stage Three
RISK MANAGEMENT
Maximum exposure	1,358,887	1,993,974
Off Balance Sheet Exposures
RISK MANAGEMENT
Maximum exposure	62,716,668	46,621,646
Off Balance Sheet Exposures | Stage One
RISK MANAGEMENT
Maximum exposure	61,505,170	45,462,229
Off Balance Sheet Exposures | Stage Two
RISK MANAGEMENT
Maximum exposure	884,038	716,539
Off Balance Sheet Exposures | Stage Three
RISK MANAGEMENT
Maximum exposure	327,460	442,878
Financial Guarantees
RISK MANAGEMENT
Maximum exposure	11,624,914	9,036,464
Financial Guarantees | Stage One
RISK MANAGEMENT
Maximum exposure	11,399,726	8,828,685
Financial Guarantees | Stage Two
RISK MANAGEMENT
Maximum exposure	202,240	66,317
Financial Guarantees | Stage Three
RISK MANAGEMENT
Maximum exposure	22,948	141,462
Loan Commitments
RISK MANAGEMENT
Maximum exposure	51,091,754	37,585,182
Loan Commitments | Stage One
RISK MANAGEMENT
Maximum exposure	50,105,444	36,633,544
Loan Commitments | Stage Two
RISK MANAGEMENT
Maximum exposure	681,798	650,222
Loan Commitments | Stage Three
RISK MANAGEMENT
Maximum exposure	$ 304,512	$ 301,416